Leases (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Leases [Abstract]
Schedule of Lease Expense	The components of lease expense were as follows:
	Three months ended September 30,		Six months ended September 30,
Period ended	2024	2023	2024	2023
Finance lease cost:
Amortization of right-of-use assets	$-	$-	$-	$-
Interest on lease liabilities	131,166	155,362	267,209	316,481
Operating lease cost	86,325	128,076	194,570	260,282
Short term lease cost	93,551	24,598	172,923	79,673
Total lease cost	$311,042	$308,036	$634,702	$656,436
The components of lease expense were as follows:
(In USD)
Period ended	March 31, 2024	March 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$-	$3,298
Interest on lease liabilities	625,523	844,424
Operating lease cost	516,219	540,908
Short term lease cost	423,693	181,337
Total lease cost	1,565,435	1,569,967

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
For the Six months ended	September 30, 2024	September 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$178,249	$243,479
Financing cash outflows for finance leases	$-	$608,274
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$-
Finance leases	$-	$-
Supplemental cash flow information related to leases was as follows:
(In USD)
Period ended	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$(441,843)	$(485,453)
Financing cash outflows for finance leases	(526,959)	(1,618,551)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-	1,575,468
Finance leases	-	-

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
As at	September 30, 2024	March 31, 2024
Operating Leases
Operating lease right-of-use assets	$1,137,906	$1,290,608

Current operating lease liabilities	$315,495	$365,542
Non-current operating lease liabilities	912,452	1,009,681
Total operating lease liabilities	$1,227,947	$1,375,223

Finance Leases

Property and equipment, at cost	$5,894,099	$5,923,555
Accumulated depreciation	(4,096,932)	(4,117,406)
Accumulated impairment	(1,797,167)	(1,806,149)
Property and equipment, net	$-	$-

Current finance lease liabilities	$5,989,040	$5,738,239
Non-current finance lease liabilities	-	-
Total finance lease liabilities	$5,989,040	$5,738,239

Weighted Average Remaining Lease Term
Operating leases	54 months	58 months
Finance leases	24 months	30 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	8.00%	9.00%

Supplemental balance sheet information related to leases was as follows:
(In USD)
Period ended	March 31, 2024	March 31, 2023
Operating Leases
Operating lease right-of-use assets	$1,290,608	$1,694,201

Current operating lease liabilities	$365,542	$466,669
Non current operating lease liabilities	1,009,681	1,284,755
Total operating lease liabilities	1,375,223	1,751,424

Finance Leases

Property and equipment, at cost	$5,923,555	$6,012,559
Accumulated depreciation	(4,117,406)	(4,179,272)
Accumulated impairment	(1,806,149)	(1,833,287)
Property and equipment, net	-	-

Current finance lease liabilities	$5,738,239	$1,257,423
Non current finance lease liabilities	-	5,098,262
Total finance lease liabilities	5,738,239	6,355,685

Weighted Average Remaining Lease Term
Operating leases	58 months	63 months
Finance leases	30 months	41 months
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	9.00%	10.00%

Schedule of Maturities of Lease Liabilities	The Company determines the incremental borrowing rate by adjusting the benchmark reference rates, with appropriate financing spreads applicable to the respective geographies where the leases were entered and lease specific adjustments for the effects of collateral.
	September 30, 2024		March 31, 2024
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2025	$163,972	$6,443,466	$392,443	$6,475,668
2026	343,866	-	345,584	-
2027	360,583	-	362,385	-
2028	378,135	-	380,025	-
2029	396,566	-	398,548	-
Total Lease Payments	$1,643,122	$6,443,466	$1,878,985	$6,475,668
Less : Imputed Interest	415,175	454,426	503,762	737,429
Total Lease Liabilities	$1,227,947	$5,989,040	$1,375,223	$5,738,239

	Year ended March 31,
	2024		2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Maturities of lease liabilities are as follows:
2024	$-	$-	$497,344	$1,877,744
2025	392,443	6,475,668	471,185	2,103,127
2026	345,584	-	350,777	3,048,501
2027	362,385	-	367,830	672,269
2028	380,025	-	385,735	-
2029	398,548	-	404,536	-
Total Lease Payments	1,878,985	6,475,668	2,477,407	7,701,641
Less : Imputed Interest	503,762	737,429	725,982	1,345,957
Total Lease Liabilities	$1,375,223	$5,738,239	$1,751,425	$6,355,684